Legg Mason High Yield Portfolio,
               a series of Legg Mason Income Trust, Inc.

         Supplement to the Statement of Additional Information
                         dated April 30, 2001

The following information supplements the information contained in the chart on page 51 of the Statement of Additional Information under the heading "High Yield
- Primary Class Shares."

LMFA has determined that the prices for several bonds in the portfolio were incorrect during the period from January 3, 1995 through December 11, 1998. If correct prices for these bonds had been used during this period, the information contained in the chart above for the fiscal years 1995 through 2000 would have been as follows:

--------------------------------------------------------------------------------
                Value of Original
               Shares Plus Shares
                 Obtained through          Value of Shares
                  Reinvestment of         Acquired Through
Fiscal               Capital Gain          Reinvestment of
 Year               Distributions         Income Dividends          Total Value
--------------------------------------------------------------------------------
1995                      $14,510                   $2,558              $17,068
--------------------------------------------------------------------------------
1996                       15,080                    4,321               19,401
--------------------------------------------------------------------------------
1997                       16,034                    6,378               22,412
--------------------------------------------------------------------------------
1998                       14,843                    7,690               22,533
--------------------------------------------------------------------------------
1999                       15,096                    9,425               24,521
--------------------------------------------------------------------------------
2000                       12,183                    8,310               20,493
--------------------------------------------------------------------------------

               This supplement is dated October 19, 2001